Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Other long-term employee benefits (Note 26)	₱ 480	₱ 115	₱ 297
Short-term employee benefits	358	311	327
Post-employment benefits (Note 26)	22	21	22
Total compensation paid to key officers of the PLDT Group	₱ 860	₱ 447	₱ 646